Note 29 - Segmented Information	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]

29. Segmented information

The Company bases its operating segments on the way information is reported and used by the Company's chief operating decision-maker (“CODM”). The results of operating segments are reviewed by the CODM in order to make decisions about resources to be allocated to the segments and to assess their respective performances.

The results of mine sites or business units that have been discontinued or the Company does not operate or does not control, or for which a disposal plan has been initiated, are not reviewed on a prospective basis as they are not important for the future allocation of resources. In the second quarter of 2021, the Kumtor Mine was reclassified as a discontinued operation and consequently is no longer being reviewed by the CODM. The results of the Kumtor Mine are presented as part of net (loss) earnings from discontinued operations in the current and comparative periods.

Geographical Information

The following table details the Company’s revenue by geographic area(1) and information about the Company’s non- current assets by location of the assets.

	Revenue		Non-current assets
	Year ended December 31,		As at December 31,
	2021	2020	2021	2020
Kyrgyz Republic	$—	$—	$—	$611,050
Turkey	199,440	186,512	200,048	221,715
United States	194,765	140,756	71,634	81,681
Canada	505,936	393,994	1,125,604	840,914
Other	—	—	8,189	7,808
Total	$900,141	$721,262	$1,405,475	$1,763,168

(1)	Presented based on the location from which the product originated.

Operating segments

The following tables set forth operating results by reportable segment for the following years:

Year ended December 31, 2021

	Öksüt	Mount Milligan	Molybdenum	Total Segments	Corporate and other	Total
Revenue	$199,440	$505,936	$194,765	$900,141	$—	$900,141
Cost of sales
Production costs	51,137	256,810	179,729	487,676		487,676
Depreciation, depletion and amortization	30,235	83,910	6,360	120,505		120,505
Earnings from mine operations	$118,068	$165,216	$8,676	$291,960	$—	$291,960
Exploration and development costs	1,486	5,590	—	7,076	19,006	26,082
Corporate administration	—	—	—	—	27,134	27,134
Care and maintenance	—	—	14,592	14,592	14,131	28,723
Impairment reversal	—	(160,000)		(160,000)	—	(160,000)
Reclamation expense	—	135	23,212	23,347	—	23,347
Other operating expenses	195	10,316	2,248	12,759	—	12,759
Earnings (loss) from operations	$116,387	$309,175	$(31,376)	$394,186		$333,915
Gain on sale of Greenstone Partnership					(97,274)	(97,274)
Other non-operating expenses					23,493	23,493
Finance costs					4,762	4,762
Earnings before income tax						$402,934
Income tax recovery					(44,015)	(44,015)
Net earnings from continuing operation						446,949
Net loss from discontinued operations						(828,717)
Net loss						$(381,768)
Additions to property, plant and equipment(1)	$24,898	$83,704	$2,506	$111,108	$7,828	$118,936

(1)	Excludes additions to property, plant and equipment related to discontinued operations of $95.7 million.

Year ended December 31, 2020

	Öksüt	Mount Milligan	Molybdenum	Total Segments	Corporate and other	Total
Revenue	$186,512	$393,994	$140,756	$721,262	$—	$721,262
Cost of sales
Production costs	35,232	219,840	154,895	409,967	—	409,967
Depreciation, depletion and amortization	15,971	73,073	6,766	95,810	—	95,810
Earnings (loss) from mine operations	$135,309	$101,081	$(20,905)	$215,485	$—	$215,485
Exploration and development costs	1,676	7,498	11	9,185	22,352	31,537
Corporate administration	—	—	—	—	45,674	45,674
Care and maintenance	—	—	12,924	12,924	16,193	29,117
Reclamation expenses	—	—	53,381	53,381	—	53,381
Other operating expenses	75	9,701	2,086	11,862	—	11,862
Earnings (loss) from operations	$133,558	$83,882	$(89,307)	$128,133		$43,914
Other non-operating expenses					6,247	6,247
Finance costs					13,818	13,818
Loss before income tax						$23,849
Income tax expense					7,709	7,709
Net earnings from continuing operations						16,140
Net earnings from discontinued operations						392,398
Net earnings						$408,538
Additions to property, plant and equipment(1)	$69,301	$38,100	$6,498	$113,899	$26,829	$140,728

(1)	Excludes additions to property, plant and equipment related to discontinued operations of $258.4 million.